Note 3 - Changes in Accounting Policies and Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Effect of new accounting standard adoption [text block]
[US$ thousands]	Balance as of December 31, 2017 (IAS 18)	Adjustments due to IFRS 15	Balance as of January 1, 2018 (IFRS 15)
Assets
Deferred tax asset	958	165	1,123
Liabilities
Deferred revenue	1,472	717	2,188
Equity
Retained earnings	5,366	(552)	4,814
[US$ thousands]
Assets
Furniture, fixtures and equipment	15,000

Liabilities
Finance lease liabilities and other loans - non-current	10,700
Finance lease liabilities and other loans - current	4,300
Other liabilities	(100)
Net impact on equity	100